Investments - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements		$ 281,000,000.0
Securities exceeding 10% of Shareholders' Equity		0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months		0
Securities Sold under Agreements to Repurchase		0	0
Open reverse repurchase commitments		0	0
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Pre-Tax, Available-for-sale, Debt Securities		19,600,000	19,800,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held		500,000	500,000	$ 500,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Period Increase (Decrease)		$ 0	$ 0
Investment Portfolio Duration		3 years	2 years 9 months 18 days	2 years 6 months
Derivative Assets (Liabilities), at Fair Value, Net		$ 0	$ 0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		(1,000,000.0)	(1,000,000.0)	$ 300,000
4.125% Senior Notes due 2047
Schedule of Investments [Line Items]
Senior notes, issuance amount	$ 850,000,000	$ 850,000,000	850,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.125%	4.125%
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	$ 8,000,000.0
Fixed maturities
Schedule of Investments [Line Items]
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held				500,000	$ 11,500,000
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment		$ 0		400,000
Non-hedging Instruments | Interest Rate Swaps
Schedule of Investments [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		$ 0	$ 0	$ 0